Document and Entity Information	Jun. 22, 2023
Cover [Abstract]
Entity Registrant Name	Logan Ridge Finance Corp.
Amendment Flag	false
Entity Central Index Key	0001571329
Document Type	8-K
Document Period End Date	Jun. 22, 2023
Entity Incorporation State Country Code	MD
Entity File Number	814-01022
Entity Tax Identification Number	90-0945675
Entity Address, Address Line One	650 Madison Avenue
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	891-2880
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	LRFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false